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                                               ANNUAL REPORT, DECEMBER 31, 1995

[LOGO OF RUSHMORE
 APPEARS HERE]                                 FUND FOR TAX-FREE INVESTORS, INC.
                                        4922 FAIRMONT AVENUE, BETHESDA, MD 20814
                                                  (800) 622-1386  (301) 657-1510

--------------------------------------------------------------------------------

Dear Shareholders:

  Clearly, there were several key events which shaped the municipal bond market in 1995. Some of these were tax reform, declining interest rates, lack of supply, and lack of demand to mention a few.

  After numerous interest rate increases in 1994 and early 1995 by the Federal Reserve, inflation fears subsided. In July and December 1995, the Federal Reserve reduced rates which lead to a strong rally in the municipal market. It appears that rates will continue to remain low well into 1996.

                        TAX-FREE MONEY MARKET PORTFOLIO

  The Tax-Free Money Market Portfolio invests in high-quality, tax-exempt municipal bonds with maturities of less than one year. Fund for Tax-Free Investors Money Market Portfolio had an annualized net investment income of 3.04% of net assets for the year ended December 31, 1995, compared to 1.99% for 1994. On December 31, 1995, the Portfolio's average maturity was 61 days.

                   MARYLAND AND VIRGINIA TAX-FREE PORTFOLIOS

  Fund for Tax-Free Investors Maryland Portfolio has a total return of 14.35% for the year ended December 31, 1995. On an annualized basis, net income averaged 5.16% of net assets for the year. Net assets for the Maryland Portfolio stood at $49.7 million on December 31, 1995. The Fund had an average maturity of 16.0 years on December 31, 1995.

  The State of Maryland continued to retain its AAA rating and has excellent credit quality and prospects. This is based on a diverse economy, high wealth and income, sound financial performance, and a manageable debt burden. While economic growth has been slow, strong financial management has enabled the state to replenish its reserves.

  Fund for Tax-Free Investors Virginia Portfolio ended 1995 with a 14.92% total return. On an annualized basis, net income averaged 5.17% of net assets for the year ended December 31, 1995. Net assets for the Virginia Portfolio stood at $33.5 million as of December 31, 1995. The Fund had an average maturity of 16.5 years on December 31, 1995.


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

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  The State of Virginia also retained its AAA rating. Moderate economic growth continues in the state. Virginia's conservative approach to financial operations and careful attention to debt offers good protection to bond holders. The economy is expanding and the growth in high technology businesses will substantially offset any military downsizing in the years ahead.

                                    OUTLOOK

  In our six-month report we mentioned that inflationary pressures were receding and the economy was beginning to slow. This scenario continues into 1996 and we see no reason to change our opinion. Fears of a flat tax and other tax reforms in 1995 caused many investors to miss one of the best municipal bond rallies in a long time. All other signs suggest this is a good time to invest in municipal bonds: interest rates are stable, inflation seems to be under control, and the supply of municipal bonds will remain relatively low compared with other years.

  Currently, Fund for Tax-Free Investors, Inc. holdings consist of approximately 36% general obligation issues and 64% revenue issues.

  Fund for Tax-Free Investors, Inc. adheres to a long-term and conservative investment strategy. Management selects high quality bonds with competitive yields to insure long-term performance. We look forward to continuing to serve your investment needs.

Sincerely,

/s/ Daniel L. O'Connor                                /s/ Richard J. Garvey
Daniel L. O'Connor                                    Richard J. Garvey
Chairman                                              President


February 16, 1996

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                                     - 2 -

--------------------------------------------------------------------------------
                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENT OF NET ASSETS
                             MONEY MARKET PORTFOLIO

                               December 31, 1995

                                                           Face       Value
                                                          Value     (Note 1)
                                                        ---------- -----------

CALIFORNIA 7.75%
California Revenue Anticipation Warrants
 5.75%, 4/25/96 SP1.................................... $  800,000 $   805,186
California School Cash Reserve Program
 4.75%, 7/03/96 SP1....................................    800,000     803,875
                                                                   -----------
 State Total...........................................              1,609,061
                                                                   -----------
COLORADO 13.48%
Colorado Student Obligation Board Authority Floating
Rate Notes
 5.05%, 8/1/00+ AAA....................................  1,000,000   1,000,000
Denver Airport Floating Rate Notes
 5.90%, 12/1/25+ A.....................................  1,000,000   1,000,000
El Paso County School District Revenue
 3.95%, 6/28/96 SP1....................................    800,000     800,571
                                                                   -----------
 State Total...........................................              2,800,571
                                                                   -----------
CONNECTICUT 4.00%
South Central Connecticut Regional Water System
Authority Revenue
 7.125%, 08/01/96 A....................................    800,000     831,159
                                                                   -----------
DELAWARE 0.61%
Delaware State General Obligation
 5.50%, 8/15/96 AA.....................................    125,000     126,359
                                                                   -----------
ILLINOIS 3.37%
Chicago Public Building Revenue
 7.40%, 1/01/96 AAA....................................    500,000     500,000
Du Page General Obligation
 3.75%, 1/01/96 AAA....................................    200,000     200,000
                                                                   -----------
 State Total...........................................                700,000
                                                                   -----------
LOUISIANA 4.33%
New Orleans Aviation Floating Rate Notes
 4.95%, 8/01/16+ A.....................................    900,000     900,000
                                                                   -----------

                                                           Face       Value
                                                          Value     (Note 1)
                                                        ---------- -----------

MARYLAND 0.48%
Baltimore Industrial Development Authority Floating
Rate Notes
 5.35%, 8/01/16+ A..................................... $  100,000 $   100,000
                                                                   -----------
MINNESOTA 18.89%
City of Minneapolis Housing Development Floating Rate
Notes
 5.10%, 9/01/08+ VMIG1.................................    500,000     500,000
Minnesota State General Obligation
 6.80%, 8/01/96 AA.....................................    350,000     356,462
Minnesota State Housing Finance Authority Revenue
 5.25%, 1/16/96 AA.....................................    500,000     500,235
Southern Minnesota Municipal Power Revenue
 7.125%, 1/01/96 AAA...................................    360,000     367,200
St. Paul District Cooling Floating Rate Notes
 5.20%, 6/01/15+ A.....................................  1,000,000   1,000,000
St. Paul Housing Development Floating Rate Notes
 5.20%, 3/01/13+ A.....................................    800,000     800,000
St. Paul United Way Project Floating Rate Notes
 5.25%, 12/01/18+ A....................................    400,000     400,000
                                                                   -----------
 State Total...........................................              3,923,897
                                                                   -----------
MISSOURI 1.44%
Northwest Education Facility Revenue
 3.80%, 03/01/96 AAA...................................    300,000     300,000
                                                                   -----------
NEW YORK 13.07%
Nassau County Tax Anticipation Notes General Obligation
 4.50%, 3/15/96 SP1....................................    610,000     611,189
New York General Obligation
 4.50%, 2/15/96 SP1....................................    500,000     500,459
New York General Obligation
 4.50%, 4/11/96 SP1....................................    500,000     501,061
New York General Obligation
 4.75%, 6/28/96 SP1....................................    500,000     502,263

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                                     - 3 -

--------------------------------------------------------------------------------
                            STATEMENT OF NET ASSETS
                       MONEY MARKET PORTFOLIO (Continued)

                               December 31, 1995

                                                            Face       Value
                                                           Value     (Note 1)
                                                         ---------- -----------

NEW YORK (continued)
New York City General Obligation Floating Rate Notes
 5.90%, 8/15/23+ AAA...................................  $  300,000 $   300,000
New York City Municipal Water Finance Authority
Floating Rate Notes
 5.90%, 6/15/22+ AAA...................................     300,000     300,000
                                                                    -----------
 State Total...........................................               2,714,972
                                                                    -----------
NORTH CAROLINA 3.85%
City of Winston-Salem Floating Rate Notes
 5.10%, 4/01/00+ A.....................................     800,000     800,000
                                                                    -----------
OHIO 2.41%
Ohio State Education Facility Floating Rate Notes
 4.80%, 10/01/15+ AA...................................     500,000     500,000
                                                                    -----------
PENNSYLVANIA 1.17%
East Stroudsburg Area School District General
Obligation
 6.70%, 5/15/96 A......................................     240,000     242,738
                                                                    -----------
RHODE ISLAND 1.45%
Rhode Island State Public Buildings Authority Revenue
 3.90%, 2/01/96 AAA....................................     300,000     299,986
                                                                    -----------
SOUTH CAROLINA 3.97%
Piedmont Municipal Power Agency Revenue
 9.70%, 1/01/96 AAA....................................     800,000     824,000
                                                                    -----------
TENNESSEE 1.21%
Nashville Metropolitan Government General Obligation
 5.25%, 5/15/96 AA.....................................     250,000     251,224
                                                                    -----------
TEXAS 8.52%
Austin General Obligation
 6.50%, 9/01/96 AA.....................................     100,000     101,780
Austin Utility Systems Revenue
 5.50%, 4/01/96 AAA....................................     400,000     401,733

                                                            Face       Value
                                                           Value     (Note 1)
                                                         ---------- -----------

TEXAS (continued)
Fort Worth Water and Sewer Revenue
 5.20%, 2/15/96 AA.....................................  $  450,000 $   450,804
Judson Independent School District Revenue
 8.375%, 2/01/96 AAA...................................     500,000     511,914
San Antonio Industrial Development Authority Revenue
 6.75%, 10/01/96 AAA...................................     100,000     102,146
Tarrant County Junior College District General
Obligation
 7.80%, 2/15/96 AA.....................................     200,000     200,983
                                                                    -----------
 State Total...........................................               1,769,360
                                                                    -----------
VIRGINIA 4.95%
Henrico Industrial Development Authority Floating Rate
Notes
 6.10%, 5/01/24+ AA....................................     700,000     700,000
Richmond General Obligation
 6.00%, 7/15/96 AA.....................................     325,000     329,094
                                                                    -----------
 State Total...........................................               1,029,094
                                                                    -----------
WYOMING 1.44%
Lincoln County Pollution Control Revenue Floating Rate
Notes
 5.90%, 11/01/14+ AAA..................................     300,000     300,000
                                                                    -----------
TOTAL INVESTMENTS 96.39%
 (Cost $20,022,421*)...................................              20,022,421
OTHER ASSETS LESS LIABILITIES 3.61%....................                 750,055
                                                                    -----------
NET ASSETS (NOTE 6) 100%...............................             $20,772,476
                                                                    ===========
Net Asset Value Per Share (Based on 20,792,035 Shares
 Outstanding)..........................................             $      1.00
                                                                    ===========

              *Same cost is used for Federal income tax purposes.
                        Security ratings are unaudited.
                       See Notes to Financial Statements.
--------
+--Daily or Weekly Tender Bond.

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                                     - 4 -

--------------------------------------------------------------------------------
                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENT OF NET ASSETS
                               VIRGINIA PORTFOLIO

                               December 31, 1995

                                                            Face       Value
                                                           Value     (Note 1)
                                                         ---------- -----------

Alexandria Industrial Development Authority Revenue
 7.40%, 1/01/08 A....................................... $  175,000 $   178,759
Arlington County General Obligation
 6.00%, 8/01/12 AAA.....................................    500,000     536,440
Augusta County Industrial Development Authority Revenue
 5.50%, 09/01/15 AAA....................................    500,000     505,940
Big Stone Gap Redevelopment Housing Authority Revenue
 5.50%, 09/01/15 AA.....................................    250,000     250,835
Chesapeake Bay Bridge & Tunnel Revenue
 5.875%, 7/01/10 AAA....................................    250,000     265,480
 6.375%, 7/01/22 AAA....................................    250,000     264,012
Chesapeake Water & Sewer System Revenue
 6.50%, 7/01/05 A.......................................    270,000     299,835
Chesterfield County General Obligation
 6.25%, 7/15/11 AA......................................    300,000     322,215
Chesterfield County Water & Sewer Revenue
 6.375%, 11/01/07 AA....................................    300,000     328,914
 6.375%, 11/01/10 AA....................................    500,000     544,835
Danville General Obligation
 6.50%, 5/01/11 A.......................................    250,000     268,560
Fairfax County Health Systems Revenue
 5.25%, 8/15/19 AA......................................    500,000     502,670
Fairfax County Resource Recovery Revenue
 7.75%, 2/01/11 A.......................................    300,000     327,693
Fairfax County Water Authority Revenue
 5.15%, 4/01/11 AA......................................    500,000     501,540
 5.80%, 1/01/16 AAA.....................................    500,000     526,795
 6.00%, 4/01/22 AA......................................  1,000,000   1,052,300
Falls Church General Obligation
 6.65%, 4/01/09 AA......................................    250,000     269,148
Hampton General Obligation
 6.00%, 1/15/14 AA......................................    350,000     371,780
Henrico County Development Authority Revenue
 7.125%, 8/01/21 AA.....................................    400,000     458,668

                                                            Face       Value
                                                           Value     (Note 1)
                                                         ---------- -----------

Henrico County Water & Sewer Revenue
 6.45%, 5/01/02 AAA..................................... $  300,000 $   332,802
 6.25%, 5/01/13 AA......................................    500,000     523,330
Henry County General Obligation
 8.825%, 11/05/05 AAA...................................    200,000     266,168
Isle of Wight County General Obligation
 6.70%, 1/01/12 A.......................................    200,000     217,918
James City County General Obligation
 5.25%, 12/15/15 AAA....................................  1,000,000   1,002,620
Loudoun County General Obligation
 7.20%, 10/01/00 NR.....................................    675,000     770,918
Loudoun County Sanitation Authority Revenue
 6.25%, 1/01/10 AAA.....................................    550,000     593,918
 6.25%, 1/01/16 AAA.....................................    500,000     535,145
Metropolitan Washington DC Airport Authority Revenue
 6.50%, 10/01/06 AAA....................................    300,000     331,440
 5.90%, 10/01/09 AAA....................................    300,000     315,591
 5.375%, 10/01/13 AAA...................................    500,000     505,635
 7.60%, 10/01/14 AA.....................................    125,000     141,306
Newport News General Obligation
 5.25%, 6/01/10 AA......................................    500,000     503,300
 6.125%, 6/01/12 AA.....................................    270,000     286,980
Norfolk General Obligation
 5.75%, 6/01/13 AAA.....................................    500,000     521,480
Norfolk Water Revenue
 5.75%, 11/01/12 AAA....................................    500,000     515,120
 5.875%, 11/01/15 AAA...................................    500,000     524,335
Portsmouth General Obligation
 6.375%, 8/01/11 AA.....................................    200,000     213,610
Portsmouth Redevelopment & Housing Authority Revenue
 6.05%, 12/01/08 AAA....................................    500,000     527,370
Potomac & Rappahannock Transportation District
Commission
 6.70%, 3/01/11 AAA.....................................    600,000     653,388

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                                     - 5 -

--------------------------------------------------------------------------------
                            STATEMENT OF NET ASSETS
                         VIRGINIA PORTFOLIO (Continued)

                               December 31, 1995

                                                            Face       Value
                                                           Value     (Note 1)
                                                         ---------- -----------

Prince William County General Obligation
 6.20%, 12/01/11 AA..................................... $  300,000 $   316,881
Prince William County Industrial Development Authority
 7.25%, 3/01/11 A.......................................    250,000     282,572
Prince William County Park Authority
 6.875%, 10/15/16 A.....................................    500,000     544,610
Richmond General Obligation
 5.50%, 1/15/13 AA......................................    210,000     211,481
 5.50%, 7/15/13 AA......................................    750,000     755,513
Richmond Metro Authority Revenue
 6.10%, 7/15/06 AAA.....................................    300,000     326,604
 6.375%, 7/15/16 AAA....................................    500,000     531,425
Roanoke County Water Authority Revenue
 5.125%, 7/01/13 AAA....................................    750,000     744,007
Roanoke County General Obligation
 6.35%, 8/01/08 AA......................................    225,000     247,959
 5.15%, 8/01/12 AA......................................    500,000     496,670
Southeastern Va. Public Service Authority
 5.15%, 7/01/09 AAA.....................................    500,000     495,680
Suffolk General Obligation
 6.00%, 8/01/13 A.......................................    500,000     522,120
Upper Occoquan Sewer Authority Revenue
 6.50%, 7/01/01 AAA.....................................    300,000     336,012
Virginia Beach General Obligation
 6.60%, 8/01/01 NR......................................    200,000     225,248
 6.50%, 8/01/07 AA......................................    500,000     556,725
 5.90%, 9/01/08 AA......................................    500,000     534,265
 5.85%, 11/01/12 AA.....................................    500,000     523,675
Virginia Beach Water & Sewer Revenue
 6.50%, 2/01/02 A.......................................    200,000     224,708
Virginia College Building Authority
 6.25%, 11/01/12 AA.....................................    250,000     269,645
 5.75%, 1/01/14 AA......................................    500,000     518,475
 5.80%, 1/01/24 AA......................................    500,000     515,695

                                                            Face       Value
                                                           Value     (Note 1)
                                                         ---------- -----------

Virginia General Obligation
 6.00%, 6/01/09 AAA..................................... $  200,000 $   215,096
Virginia Housing Development Authority Revenue
 6.70%, 7/01/08 AA......................................    200,000     206,044
 7.40%, 7/01/09 AA......................................    200,000     211,310
 7.10%, 5/01/13 AA......................................    200,000     212,630
 6.625%, 7/01/13 AA.....................................    275,000     287,147
 5.95%, 7/01/13 AA......................................    500,000     510,440
Virginia Peninsula Jail Authority Revenue
 5.50%, 10/01/18 AAA....................................    200,000     200,000
Virginia Public Building Authority Revenue
 6.50%, 8/01/11 AA......................................    500,000     543,735
 6.625%, 5/01/13 A......................................    300,000     321,669
 5.20%, 8/01/16 AA......................................  1,000,000     994,950
Virginia Public School Authority Revenue
 6.20%, 8/01/13 AA......................................    320,000     344,976
Virginia Resource Authority Revenue
 6.75%, 10/01/04 AA.....................................    240,000     277,759
 6.00%, 10/01/12 AA.....................................    400,000     418,804
 6.45%, 4/01/13 AA......................................    300,000     321,132
Virginia Resource Authority Waste Disposal Revenue
 5.50%, 5/01/12 AA......................................    400,000     404,628
Virginia Transportation Board Revenue
 6.00%, 4/01/10 AA......................................    300,000     315,504
 5.25%, 5/15/12 AA......................................    250,000     248,628
 5.625%, 5/15/13 AA.....................................    500,000     510,930
                                                                    -----------
TOTAL INVESTMENTS 97.96%
 (Cost $30,688,411*)....................................             32,784,145
OTHER ASSETS LESS LIABILITIES 2.04%.....................                683,713
                                                                    -----------
NET ASSETS (NOTE 6) 100%................................            $33,467,858
                                                                    ===========
Net Asset Value Per Share (Based on 2,957,858 Shares
 Outstanding)...........................................            $     11.31
                                                                    ===========

              *Same cost is used for Federal income tax purposes.
                        Security ratings are unaudited.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENT OF NET ASSETS
                               MARYLAND PORTFOLIO

                               December 31, 1995

                                                            Face       Value
                                                           Amount    (Note 1)
                                                         ---------- -----------

Anne Arundel County General Obligation
 6.20%, 8/01/12 AA...................................... $  725,000 $   782,449
 6.30%, 8/01/16 AA......................................    500,000     546,525
Anne Arundel County Pollution Control Revenue
 6.00%, 4/01/24 A.......................................  1,230,000   1,265,928
Anne Arundel County Water & Sewer General Obligation
 6.00%, 7/15/13 AA......................................    500,000     525,185
 6.30%, 8/01/19 AA......................................    500,000     540,600
Baltimore City General Obligation
 6.40%, 10/15/02 AAA....................................    965,000   1,074,219
 6.30%, 10/15/04 AAA....................................    200,000     224,042
Baltimore City Wastewater Project Revenue
 6.25%, 7/01/02 AAA.....................................    250,000     278,933
Baltimore City Revenue
 6.00%, 7/01/15 AAA.....................................    500,000     545,430
Baltimore County General Obligation
 6.90%, 4/01/00 AA......................................    325,000     363,613
 6.30%, 10/15/07 AAA....................................    100,000     108,600
 6.125%, 7/01/08 AA.....................................    500,000     541,805
 6.70%, 7/01/09 AA......................................    200,000     214,882
 7.15% 10/15/09 A.......................................    120,000     142,168
 6.70%, 7/01/11 AAA.....................................    900,000     966,969
 6.70%, 7/01/16 AAA.....................................    500,000     536,585
Baltimore Port Facility Revenue
 6.50%, 12/01/10 AA.....................................    400,000     433,024
 6.50%, 10/01/11 AA.....................................    250,000     270,477
 6.50%, 10/01/11 AA.....................................    250,000     269,610
Calvert County General Obligation
 6.50%, 7/01/05 A.......................................    265,000     294,190
Carroll County General Obligation
 6.10%, 10/01/08 AA.....................................    380,000     414,527
 7.10%, 10/01/09 AA.....................................    235,000     267,390
 7.25%, 10/01/15 AA.....................................    300,000     339,102
 5.30%, 11/01/15 AA.....................................  1,000,000   1,005,170
 6.50%, 10/01/24 AA.....................................    225,000     249,052

                                                            Face       Value
                                                           Amount     (Note 1)
                                                         ----------- ----------

Frederick County General Obligation
 6.60%, 5/01/01 AAA..................................... $   200,000 $  224,398
 6.30%, 7/01/06 AA......................................     500,000    548,830
 6.125%, 12/01/07 AAA...................................     500,000    542,575
 5.60%, 7/01/11 AA......................................     500,000    519,350
City of Frederick General Obligation
 6.00%, 10/01/11 AAA....................................     300,000    320,574
Harford County Water & Sewer Revenue
 6.40%, 12/01/00 AAA....................................     200,000    222,162
Howard County Public Improvement General Obligation
 5.60%, 2/15/12 AA......................................     500,000    512,895
 6.00%, 5/15/14 AA......................................     500,000    523,280
Howard County Metropolitan District General Obligation
 6.00%, 8/15/19 AA......................................     500,000    517,540
Howard County Special Facilities Revenue
 6.10%, 2/15/13 AA......................................     500,000    528,985
Laurel General Obligation
 6.70%, 7/01/04 AAA.....................................     600,000    676,584
 6.85%, 7/01/06 AAA.....................................     110,000    123,630
Maryland Community Development Administration Revenue
 6.60%, 4/01/06 AA......................................     200,000    211,646
 7.375%, 4/01/10 AA.....................................     495,000    526,616
 7.25%, 4/01/11 AA......................................     200,000    214,126
 7.15%, 4/01/11 AA......................................     405,000    432,937
 7.00%, 6/01/11 AAA.....................................     100,000    110,318
 7.25%, 4/01/16 AA......................................     275,000    283,932
 7.70%, 5/15/20 AA......................................     250,000    265,082
 7.40%, 5/15/24 AA......................................     125,000    133,500
 7.25%, 4/01/27 AA......................................     385,000    409,324
 7.45%, 4/01/32 AA......................................     100,000    106,692
Maryland Department of Transportation Revenue
 6.375%, 9/01/06 AA.....................................     500,000    544,875

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                                     - 7 -

--------------------------------------------------------------------------------
                            STATEMENT OF NET ASSETS
                         MARYLAND PORTFOLIO (Continued)

                               December 31, 1995

                                                            Face       Value
                                                           Amount     (Note 1)
                                                         ----------- ----------

Maryland General Obligation
 6.60%, 7/15/01 AAA....................................  $   250,000 $  274,907
 6.40%, 7/15/03 AAA....................................      300,000    330,561
 6.50%, 7/15/05 AAA....................................      200,000    222,294
Maryland Health & Higher Education Facilities Authority
Revenue
 5.25%, 7/01/12 AAA....................................      500,000    497,270
 5.375% 7/01/13 AAA....................................    1,000,000  1,009,630
 5.000% 7/01/13 AAA....................................      500,000    481,370
 6.125%, 7/01/14 AAA...................................      500,000    529,810
 6.50%, 7/01/17 A......................................      200,000    210,390
 5.00%, 7/01/18 AAA....................................      500,000    478,515
 6.125%, 7/01/19 AAA...................................      500,000    527,755
Maryland Industrial Development Revenue
 7.125%, 7/01/06 A.....................................      300,000    313,122
 5.50%, 12/01/15 AA....................................      700,000    713,370
Maryland National Park and Planning Commission Prince
Georges County General Obligation
 6.125%, 7/01/08 AA....................................      250,000    268,867
Maryland Stadium Authority Sports Revenue
 7.375%, 12/15/04 AA...................................      425,000    475,095
 7.50%, 12/15/10 AA....................................      695,000    778,011
 5.375%, 12/15/15 AA...................................      500,000    500,395
 7.60%, 12/15/19 AA....................................      500,000    560,545
Maryland Transportation Authority Revenue
 6.50%, 7/01/04 A......................................      500,000    549,165
Maryland Water Quality Finance Administration Revenue
 7.10%, 9/01/01 AA.....................................      530,000    610,825
 6.70%, 9/01/13 AA.....................................      400,000    453,036
 6.00%, 9/01/15 AA.....................................    1,000,000  1,045,960
Montgomery County Housing Opportunity Commission
Revenue
 7.125%, 7/01/06 AA....................................      100,000    103,771
 6.70%, 7/01/11 AA.....................................      390,000    416,220
 7.80%, 7/01/12 N/R....................................      200,000    211,448
 7.875%, 7/01/13 A.....................................      400,000    412,296
 7.375%, 7/01/17 AA....................................      180,000    190,325
 6.65%, 7/01/17 AA.....................................      245,000    260,616
 7.00%, 7/01/23 A......................................      250,000    265,440

                                                           Face       Value
                                                          Amount     (Note 1)
                                                        ----------- ----------

Montgomery County Parking Revenue
 6.25%, 6/01/09 AAA.................................... $   300,000 $  320,826
Montgomery County Waste Disposal Authority Revenue
 5.875%, 6/01/13 AAA...................................     250,000    256,902
North East Maryland Waste Disposal Authority Revenue
 6.20%, 7/01/10 A......................................     500,000    515,930
 6.30%, 7/01/16 A......................................   1,000,000  1,033,920
Prince Georges County General Obligation
 6.625%, 7/01/03 AA....................................     275,000    304,186
 5.75%, 3/15/08 AAA....................................     500,000    526,990
Prince Georges County Housing Authority Revenue
 6.35%, 7/20/20 AAA....................................     700,000    725,305
Prince Georges County Parking Authority Revenue
 6.25%, 5/01/03 AA.....................................     200,000    217,382
Prince Georges County Pollution Control Revenue
 5.75%, 3/15/10 A......................................   1,000,000  1,054,680
Prince Georges County Solid Waste Management System
Revenue
 6.80%, 6/30/00 AAA....................................     250,000    280,015
 7.00%, 6/30/00 AAA....................................     250,000    282,043
St. Mary's County General Obligation
 5.50%, 11/01/07 AAA...................................     400,000    418,848
 5.85%, 11/01/18 AAA...................................     500,000    521,220
Talbot County General Obligation
 6.625%, 5/01/09 A.....................................     100,000    108,204
University of Maryland System Auxiliary Revenue
 7.20%, 10/01/09 AA....................................      75,000     83,298
 5.00%, 10/01/10 AA....................................   1,000,000    984,550
 6.30%, 2/01/12 AA.....................................     115,000    123,158
 5.60%, 4/01/16 AA.....................................     500,000    515,545
University of Maryland Tuition Revenue
 6.375%, 2/01/01 AAA...................................     350,000    387,569
 6.375%, 4/01/09 AA....................................     500,000    544,775

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            STATEMENT OF NET ASSETS
                         MARYLAND PORTFOLIO (Continued)

                               December 31, 1995

                                                           Face       Value
                                                          Amount     (Note 1)
                                                        ----------- ----------

Washington County General Obligation
 6.375%, 1/01/02 AAA................................... $   275,000 $  304,670
 6.20%, 1/01/05 A......................................     300,000    323,619
Washington, D.C. Metropolitan Area Transportation
Authority Revenue
 6.00%, 7/01/10 AAA....................................     275,000    295,468
 5.25%, 7/01/14 AAA....................................     750,000    752,895
Washington Suburban Sanitary District Revenue
 5.25%, 6/01/11 AA.....................................     850,000    861,951
 6.20%, 6/01/12 AA.....................................     900,000    955,035
Washington Suburban Sanitary District General
Obligation
 6.20%, 6/01/09 AA.....................................     300,000    321,504
 5.20%, 6/01/10 AA.....................................   1,000,000  1,008,110
 5.375%, 6/01/11 AA....................................     500,000    511,855
 5.40%, 6/01/12 AA.....................................     440,000    447,124

                                                           Face        Value
                                                          Amount     (Note 1)
                                                        ----------- -----------

Worcester County General Obligation
 6.20%, 8/15/05 AA..................................... $   300,000 $   330,849
 6.75%, 5/01/14 AA.....................................     100,000     110,283
 6.75%, 5/01/15 AA.....................................     100,000     109,689
                                                                    -----------
TOTAL INVESTMENTS 98.40%
 (Cost $46,019,287*)...................................              48,929,733
OTHER ASSETS LESS LIABILITIES 1.60%....................                 794,971
                                                                    -----------
NET ASSETS (NOTE 6) 100%...............................             $49,724,704
                                                                    ===========
Net Asset Value Per Share (Based on 4,527,324 Shares
 Outstanding)..........................................             $     10.98
                                                                    ===========

              *Same cost is used for Federal income tax purposes.
                        Security ratings are unaudited.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENTS OF OPERATIONS

                      For the Year Ended December 31, 1995

                                                   Money
                                                  Market    Virginia   Maryland
                                                 Portfolio Portfolio  Portfolio
                                                 --------- ---------- ----------
INVESTMENT INCOME (Note 1).....................  $854,777  $1,856,592 $2,823,652
                                                 --------  ---------- ----------
EXPENSES
 Investment Advisory Fee (Note 2)..............   112,637     195,452    297,506
 Administrative Fee (Note 2)...................    56,319      93,817    142,803
                                                 --------  ---------- ----------
 Total Expenses................................   168,956     289,269    440,309
 Less Expenses Reimbursed by Investment Advis-
  er...........................................       --       48,792     75,000
                                                 --------  ---------- ----------
 Net Expenses..................................   168,956     240,477    365,309
                                                 --------  ---------- ----------
NET INVESTMENT INCOME..........................   685,821   1,616,115  2,458,343
NET REALIZED GAIN ON INVESTMENT TRANSACTIONS...       --      520,780    703,293
NET CHANGE IN UNREALIZED APPRECIATION OF IN-
 VESTMENTS (Note 5)............................       --    2,211,797  3,181,300
                                                 --------  ---------- ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPER-
 ATIONS........................................  $685,821  $4,348,692 $6,342,936
                                                 ========  ========== ==========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       FUND FOR TAX-FREE INVESTORS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                        For the Year Ended December 31,

                              Money Market                Virginia                  Maryland
                                Portfolio                 Portfolio                 Portfolio
                         ------------------------  ------------------------  ------------------------
                            1995         1994         1995         1994         1995         1994
                         -----------  -----------  -----------  -----------  -----------  -----------
FROM INVESTMENT
 ACTIVITIES
 Net Investment Income.. $   685,821  $   487,187  $ 1,616,115  $ 1,709,701  $ 2,458,343  $ 2,818,529
 Net Realized Gain
  (Loss) on Investments.         --         2,764      520,780     (805,650)     703,293   (1,645,034)
 Net Change in
  Unrealized
  Appreciation
  (Depreciation) of
  Investments...........         --           --     2,211,797   (2,772,398)   3,181,300   (4,328,762)
                         -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)
  in Net Assets
  Resulting from
  Operations............     685,821      489,951    4,348,692   (1,868,347)   6,342,936   (3,155,267)
DISTRIBUTIONS TO
 SHAREHOLDERS:
 From Net Investment
  Income (Note 1).......    (685,821)    (489,951)  (1,616,115)  (1,709,701)  (2,462,951)  (2,813,921)
 From Net Realized Gain.         --           --           --           --           --       (16,030)
FROM SHARE TRANSACTIONS
 (Note 4)...............  (4,813,924)   2,303,335    2,806,204   (2,864,018)   1,459,256   (7,723,373)
                         -----------  -----------  -----------  -----------  -----------  -----------
Total Increase
 (Decrease) in Net
 Assets.................  (4,813,924)   2,303,335    5,538,781   (6,442,066)   5,339,241  (13,708,591)
NET ASSETS -
 Beginning of Year......  25,586,400   23,283,065   27,929,077   34,371,143   44,385,463   58,094,054
                         -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS -
 End of Year............ $20,772,476  $25,586,400  $33,467,858  $27,929,077  $49,724,704  $44,385,463
                         ===========  ===========  ===========  ===========  ===========  ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS

                             MONEY MARKET PORTFOLIO

                        For the Year Ended December 31,

                             1995        1994        1993        1992        1991
                          ----------  ----------  ----------  ----------  ----------
Per Share Operating
 Performance:
 Net Asset Value -
   Beginning of Year....     $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                          ----------  ----------  ----------  ----------  ----------
 Net Investment Income..       0.030       0.020       0.016       0.023       0.040
 Net Realized and
  Unrealized Gains on
  Securities............         --          --          --          --          --
                          ----------  ----------  ----------  ----------  ----------
 Net Increase in Net
  Asset Value Resulting
  from Operations.......       0.030       0.020       0.016       0.023       0.040
 Dividends to
  Shareholders..........      (0.030)     (0.020)     (0.016)     (0.023)     (0.040)
 Distributions to
  Shareholders from Net
  Realized Capital
  Gains.................         --          --          --          --          --
                          ----------  ----------  ----------  ----------  ----------
 Net Increase (Decrease)
  in Net Asset Value....         --          --          --          --          --
                          ----------  ----------  ----------  ----------  ----------
 Net Asset Value - End
  of Year...............     $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                          ==========  ==========  ==========  ==========  ==========
Total Investment Return.       3.09%       2.02%       1.66%       2.25%       4.01%
Ratio to Average Net
 Assets:
 Expenses...............       0.75%       0.75%       0.78%       0.80%       0.77%
 Net Investment Income..       3.04%       1.99%       1.65%       2.25%       4.01%
Supplementary Data:
 Portfolio Turnover
  Rate..................         --          --          --          --          --
 Number of Shares
  Outstanding at
  End of Year...........  20,792,035  25,603,675  23,312,290  25,964,308  29,736,105

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS

                               VIRGINIA PORTFOLIO

                        For the Year Ended December 31,

                            1995       1994       1993       1992       1991
                          ---------  ---------  ---------  ---------  ---------
Per Share Operating
 Performance:
 Net Asset Value -
   Beginning of Year....    $ 10.36    $ 11.51    $ 10.84    $ 10.63    $ 10.17
                          ---------  ---------  ---------  ---------  ---------
 Net Investment Income..      0.564      0.578      0.582      0.610      0.615
 Net Realized and
  Unrealized Gains
  (Losses)
  on Securities.........      0.953     (1.150)     0.670      0.210      0.460
                          ---------  ---------  ---------  ---------  ---------
 Net Increase (Decrease)
  in Net Asset Value
  Resulting from
  Operations............      1.517     (0.572)     1.252      0.820      1.075
 Dividends to
  Shareholders..........     (0.564)    (0.578)    (0.582)    (0.610)    (0.615)
 Distributions to
  Shareholders from Net
  Realized Capital
  Gains.................        --         --         --         --         --
                          ---------  ---------  ---------  ---------  ---------
 Net Increase (Decrease)
  in Net Asset Value....       0.95      (1.15)      0.67       0.21       0.46
                          ---------  ---------  ---------  ---------  ---------
 Net Asset Value - End
  of Year...............    $ 11.31    $ 10.36    $ 11.51    $ 10.84    $ 10.63
                          =========  =========  =========  =========  =========
Total Investment Return.     14.92%    (5.02)%     11.80%      7.98%     10.85%
Ratios to Average Net
 Assets:
 Expenses...............      0.77%      0.55%      0.50%      0.50%      0.61%
 Expenses Before
  Reimbursement from
  Adviser...............      0.93%      0.93%      0.93%      0.93%      0.93%
 Net Investment Income..      5.17%      5.35%      5.15%      5.71%      5.91%
Supplementary Data:
 Portfolio Turnover
  Rate..................        55%        33%        43%        50%        74%
 Number of Shares
  Outstanding at
  End of Year...........  2,957,858  2,697,151  2,985,125  2,354,055  1,576,102

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

                               MARYLAND PORTFOLIO

                        For the Year Ended December 31,

                            1995       1994       1993       1992       1991
                          ---------  ---------  ---------  ---------  ---------
Per Share Operating
 Performance:
 Net Asset Value -
   Beginning of Year....    $ 10.11    $ 11.27    $ 10.60    $ 10.39    $  9.99
                          ---------  ---------  ---------  ---------  ---------
 Net Investment Income..      0.550      0.565      0.568      0.594      0.594
 Net Realized and
  Unrealized Gains
  (Losses)
  on Securities.........      0.869     (1.157)     0.670      0.210      0.400
                          ---------  ---------  ---------  ---------  ---------
 Net Increase (Decrease)
  in Net Asset Value
  Resulting from
  Operations............      1.419     (0.592)     1.238      0.804      0.994
 Dividends to
  Shareholders..........     (0.551)    (0.565)    (0.568)    (0.594)    (0.594)
 Distributions to
  Shareholders from Net
  Realized Capital
  Gains.................        --      (0.003)       --         --         --
                          ---------  ---------  ---------  ---------  ---------
 Net Increase (Decrease)
  in Net Asset Value....       0.87      (1.16)      0.67       0.21       0.40
                          ---------  ---------  ---------  ---------  ---------
 Net Asset Value - End
  of Year...............    $ 10.98    $ 10.11    $ 11.27    $ 10.60    $ 10.39
                          =========  =========  =========  =========  =========
Total Investment Return.     14.35%    (5.24)%     11.91%      8.00%     10.24%
Ratios to Average Net
 Assets:
 Expenses...............      0.77%      0.55%      0.50%      0.50%      0.62%
 Expenses Before
  Reimbursement from
  Adviser...............      0.93%      0.93%      0.93%      0.93%      0.93%
 Net Investment Income..      5.16%      5.36%      5.13%      5.67%      5.85%
Supplementary Data:
 Portfolio Turnover
  Rate..................        37%        38%        30%        21%        61%
 Number of Shares
  Outstanding at
  End of Year...........  4,527,324  4,390,634  5,156,988  4,144,846  2,294,224

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                       FUND FOR TAX-FREE INVESTORS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1995

1. SIGNIFICANT ACCOUNTING POLICIES

Fund for Tax-Free Investors, Inc. (the Fund) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a no-load, open-end, investment company. The Fund consists of three separate portfolios which invest primarily in securities exempt from Federal income taxes. The following is a summary of significant accounting policies which the Fund consistently follows:

    (a) Securities of the Money Market Portfolio are valued at amortized cost, which approximates market value. Securities of the Virginia and Maryland Portfolios are valued by a pricing service approved by the Board of Directors. The valuation methods used are reviewed by the Board of Directors to determine that they reflect fair value.

    (b) Investment income is recorded as earned.

    (c) Net investment income is computed, and dividends are declared daily. Dividends are paid monthly and reinvested in additional shares unless shareholders request payment. Net capital gains, if any, will be distributed to shareholders annually.

    (d) The Fund complies with the provisions of the Internal Revenue Code applicable to regulated investment companies and distributes all net investment income to its shareholders. Therefore, no Federal income tax provision is required. The Fund also meets the requirements that allow it to designate distributions from interest income on obligations which are exempt from Federal income tax as exempt-interest dividends.

2. INVESTMENT ADVISER AND SHAREHOLDER SERVICING AGENT

Investment advisory and management services are provided by Money Management Associates (the Adviser) under an agreement whereby the Fund pays a fee at an annual rate of 0.50% of the average daily net assets of the Money Market Portfolio and 0.625% of the average daily net assets of the Virginia Portfolio and of the Maryland Portfolio. The Adviser has agreed to reimburse the Fund for expenses, (including investment advisory fee), excluding interest and extraordinary legal expenses, which exceed one percent of the average daily net assets per annum. No reimbursement was required for the period ended December 31, 1995. However, the Adviser voluntarily reimbursed the Virginia and Maryland Portfolios for a portion of their expenses. Certain Officers and Directors of the Fund are also affiliated with the Adviser.

  Rushmore Trust and Savings, FSB, (Rushmore Trust), a majority-owned subsidiary of Money Management Associates, provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Fund's assets and pays the operating expenses of the Fund. For these services, Rushmore Trust receives an annual fee of 0.25% of the average net assets of the Money Market Portfolio, and 0.30% of the average net assets of the Virginia and Maryland Portfolios.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

3. SECURITIES TRANSACTIONS

Security transactions are recorded on the trade date. For the year ended December 31, 1995, purchases and sales (including maturities), of securities, excluding short-term securities, were as follows:

                                                          Virginia    Maryland
                                                          Portfolio   Portfolio
                                                         ----------- -----------
     Purchases.......................................... $18,808,101 $18,703,510
                                                         ----------- -----------
     Sales.............................................. $16,656,367 $17,113,500
                                                         ----------- -----------

4. SHARES TRANSACTIONS

On December 31, 1995, there were 200,000,000 shares of $.001 par value capital stock authorized. Transactions in shares and dollars of the Fund for the year ended December 31, 1995 were as follows:

                                        Money Market   Virginia     Maryland
                                         Portfolio     Portfolio    Portfolio
                                        ------------  -----------  -----------
In Shares
 Shares Sold...........................   35,510,140      592,898      780,823
 Shares Issued in Reinvestment of Divi-
  dends................................      654,122      122,110      195,235
                                        ------------  -----------  -----------
                                          36,164,262      715,008      976,058
 Shares Reedeemed......................  (40,978,186)    (454,301)    (839,368)
                                        ------------  -----------  -----------
 Net Increase (Decrease) in Shares.....   (4,813,924)     260,707      136,690
                                        ============  ===========  ===========
In Dollars
 Shares Sold........................... $ 35,510,140  $ 6,434,659  $ 8,322,830
 Shares Issued in Reinvestment of Divi-
  dends................................      654,122    1,335,827    2,084,415
                                        ------------  -----------  -----------
                                          36,164,262    7,770,486   10,407,245
 Shares Redeemed.......................  (40,978,186)  (4,964,282)  (8,947,989)
                                        ------------  -----------  -----------
 Net Increase (Decrease) in Dollars....  $(4,813,924) $ 2,806,204  $ 1,459,256
                                        ============  ===========  ===========

5. NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

As of December 31, 1995, net unrealized appreciation of investments in the Virginia Portfolio for Federal income tax purposes aggregated $2,095,734 of which $2,097,019 related to appreciated investments and $1,285 related to depreciated investments. In the Maryland Portfolio, net unrealized appreciation of investments for Federal income tax purposes totaled $2,910,446 of which $2,915,299 related to appreciated investments and $4,853 related to depreciated investments.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

6. NET ASSETS

At December 31, 1995, net assets consisted of the following:

                                          Money Market  Virginia     Maryland
                                           Portfolio    Portfolio    Portfolio
                                          ------------ -----------  -----------
Paid-in Capital.........................  $20,772,476  $31,656,993  $47,755,999
Undistributed Net Investment Income.....          --           --           --
Accumulated Net Realized Loss on Invest-
 ments..................................          --      (284,869)    (941,741)
Net Unrealized Appreciation of Invest-
 ments..................................          --     2,095,734    2,910,446
                                          -----------  -----------  -----------
NET ASSETS..............................  $20,772,476  $33,467,858  $49,724,704
                                          ===========  ===========  ===========

7. INCOME TAXES

Effective January 1, 1994, each Portfolio of the Fund has adopted Statement of Position 93-2; Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions of Investment Companies. Adoption of this standard results in the reclassification to paid-in capital of permanent differences between tax and financial reporting of net investment income and realized gains/(losses). As of December 31, 1995, the effect of permanent differences between tax and financial reporting of realized gains/(losses) as shown below resulted in a reclassification of such amounts to paid-in-capital:

                                                Money Market Virginia  Maryland
                                                 Portfolio   Portfolio Portfolio
                                                ------------ --------- ---------
     Increase of paid-in capital...............    $ --       $7,672    $26,199

At December 31, 1995, for Federal income tax purposes, the following Portfolios had capital loss carryforwards which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                                Money Market Virginia  Maryland
     Expires December 31,                        Portfolio   Portfolio Portfolio
     --------------------                       ------------ --------- ---------
     2002......................................    $ --      $284,869  $941,741

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Directors
 of Fund for Tax-Free Investors, Inc.:

We have audited the statements of assets and liabilities, including the portfolios of investments, of the Money Market, Virginia and Maryland Portfolios of Fund for Tax-Free Investors, Inc. (the Fund) as of December 31, 1995, the related statements of operations for the year then ended and of changes in net assets for the years ended December 31, 1995 and 1994, and the financial highlights for each of the five years in the period ended December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the net assets of the Money Market, Virginia and Maryland Portfolios of Fund for Tax-Free Investors, Inc. at December 31, 1995, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Washington, D.C.
February 16, 1996

-------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                                                            FUND
                                                                             FOR
                                                                        TAX-FREE
                                                                       INVESTORS
--------------------------------------------------------------------------------
                                                                   ANNUAL REPORT
                                                               December 31, 1995

                                                               [LOGO OF RUSHMORE
                                                                   APPEARS HERE]